Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Aug. 14, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Aug. 12, 2015
Subsequent Event [Line Items]
Repurchase program conclusion date				Aug. 31, 2016
Cash distribution paid, date paid				Aug. 14, 2015
Cash distribution paid, aggregate		$ 14,747	$ 9,945	$ 26,800	$ 17,560
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution paid, per unit	$ 0.51
Cash distribution paid, aggregate	$ 14,700
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Partnership authorized to repurchase common units						666,667
General Partner authorized to repurchase common units						333,333